UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
5/31/16 (Unaudited)

COMMON STOCKS (99.1%)(a)
			Shares	Value

Diversified financial services (1.4%)

Silver Run Acquisition Corp. (Units)(NON)			40,900	$417,998

				417,998
Energy equipment and services (6.7%)

Baker Hughes, Inc.			6,000	278,280

Halliburton Co.			26,900	1,134,642

Independence Contract Drilling, Inc.(NON)			121,200	484,800

Oceaneering International, Inc.			1,400	46,284

Weatherford International PLC(NON)			12,154	68,184

				2,012,190
Independent power and renewable electricity producers (3.1%)

Brookfield Renewable Partners LP (Canada)			4,900	141,730

NextEra Energy Partners LP			5,200	148,356

NRG Energy, Inc.			21,800	357,084

NRG Yield, Inc. Class C			19,400	299,924

				947,094
Oil, gas, and consumable fuels (87.4%)

Anadarko Petroleum Corp.			13,500	700,110

BP PLC (United Kingdom)			42,219	218,451

California Resources Corp.			1,544	2,347

Canadian Natural Resources, Ltd. (Canada)			15,200	451,705

Cenovus Energy, Inc. (Canada)			39,700	598,676

Cenovus Energy, Inc. (Canada)			10,500	158,299

Cheniere Energy, Inc.(NON)			11,500	369,495

Chevron Corp.			11,600	1,171,600

Cimarex Energy Co.			2,562	297,909

ConocoPhillips			23,400	1,024,686

Continental Resources, Inc.(NON)(S)			26,200	1,101,972

ENI SpA (Italy)			64,179	980,443

Enterprise Products Partners LP			55,100	1,529,576

EnVen Energy Corp. 144A(F)			30,000	255,000

EOG Resources, Inc.			35,800	2,912,688

Exxon Mobil Corp.			15,100	1,344,202

Galp Energia SGPS SA (Portugal)			4,853	63,608

Gulfport Energy Corp.(NON)			9,800	301,252

Hess Corp.			3,800	227,734

Lundin Petroleum AB (Sweden)(NON)			6,530	117,114

Occidental Petroleum Corp.			3,900	294,216

Oil Search, Ltd. (Australia)			17,250	83,993

Pioneer Natural Resources Co.			17,200	2,757,503

Range Resources Corp.(S)			62,200	2,649,098

Repsol YPF SA (Spain)			13,821	178,000

Royal Dutch Shell PLC Class A (United Kingdom)			54,523	1,308,901

Royal Dutch Shell PLC Class B (United Kingdom)			53,303	1,281,929

Statoil ASA (Norway)			41,944	668,850

Suncor Energy, Inc. (Canada)			38,300	1,057,861

Total SA (France)			28,914	1,405,076

TransCanada Corp. (Canada)			9,800	406,094

Tullow Oil PLC (United Kingdom)(NON)			12,226	40,816

Williams Cos., Inc. (The)			14,200	314,672

				26,273,876
Real estate investment trusts (REITs) (0.5%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)			7,400	150,442

				150,442

Total common stocks (cost $27,776,492)				$29,801,600

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

EnVen Energy Corp. 144A(F)	11/6/20	$12.50	30,000	$3

EnVen Energy Corp. 144A(F)	11/6/20	15.00	30,000	3

Total warrants (cost $6)				$6

SHORT-TERM INVESTMENTS (12.4%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.61%(d)			3,366,315	$3,366,315

Putnam Short Term Investment Fund 0.41%(AFF)			364,362	364,362

Total short-term investments (cost $3,730,677)				$3,730,677

TOTAL INVESTMENTS

Total investments (cost $31,507,175)(b)				$33,532,283

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $15,029,382) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$419,098	$441,824	$(22,726)
	British Pound	Buy	6/15/16	87,052	84,571	2,481
	British Pound	Sell	6/15/16	830,837	798,891	(31,946)
	Canadian Dollar	Buy	7/21/16	112,174	113,360	(1,186)
	Canadian Dollar	Sell	7/21/16	587,793	587,724	(69)
Barclays Bank PLC
	Canadian Dollar	Buy	7/21/16	84,570	84,482	88
	Euro	Buy	6/15/16	1,463,992	1,426,293	37,699
	Japanese Yen	Sell	8/18/16	77,442	80,440	2,998
	Swiss Franc	Buy	6/15/16	78,213	78,774	(561)
	Swiss Franc	Sell	6/15/16	78,213	81,280	3,067
Citibank, N.A.
	Canadian Dollar	Buy	7/21/16	224,274	224,194	80
Credit Suisse International
	Norwegian Krone	Buy	6/15/16	71,314	72,009	(695)
	Norwegian Krone	Sell	6/15/16	71,313	70,164	(1,149)
Goldman Sachs International
	British Pound	Sell	6/15/16	650,794	632,030	(18,764)
	Euro	Buy	6/15/16	14,806	14,883	(77)
	Euro	Sell	6/15/16	105,859	103,539	(2,320)
HSBC Bank USA, National Association
	British Pound	Buy	6/15/16	91,254	89,933	1,321
	British Pound	Sell	6/15/16	154,406	149,947	(4,459)
	Canadian Dollar	Buy	7/21/16	94,254	94,314	(60)
	Canadian Dollar	Sell	7/21/16	719,871	731,811	11,940
	Euro	Buy	6/15/16	14,805	14,480	325
	Euro	Sell	6/15/16	14,805	14,882	77
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/15/16	1,756,259	1,709,939	46,320
	British Pound	Sell	6/15/16	368,344	366,450	(1,894)
	Canadian Dollar	Buy	7/21/16	222,138	221,978	160
	Euro	Sell	6/15/16	610,442	597,050	(13,392)
	Norwegian Krone	Buy	6/15/16	405,960	403,228	2,732
	Norwegian Krone	Sell	6/15/16	447,354	450,822	3,468
	Swedish Krona	Sell	6/15/16	59,876	58,382	(1,494)
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Buy	7/21/16	371,069	370,771	298
	Norwegian Krone	Buy	6/15/16	90,152	87,151	3,001
	Norwegian Krone	Sell	6/15/16	90,152	91,029	877
State Street Bank and Trust Co.
	British Pound	Buy	6/15/16	995,093	968,407	26,686
	Canadian Dollar	Buy	7/21/16	328,212	328,232	(20)
	Euro	Sell	6/15/16	456,941	424,988	(31,953)
	Japanese Yen	Buy	8/18/16	385,055	400,155	(15,100)
	Norwegian Krone	Sell	6/15/16	382,794	369,965	(12,829)
UBS AG
	Australian Dollar	Buy	7/21/16	68,683	72,680	(3,997)
	British Pound	Buy	6/15/16	871,249	867,020	4,229
	British Pound	Sell	6/15/16	633,412	615,275	(18,137)
	Euro	Sell	6/15/16	257,023	260,620	3,597
WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	375,187	375,415	(228)

Total						$(31,612)

WRITTEN OPTIONS OUTSTANDING at 5/31/16 (premiums $93,544) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

ConocoPhillips Co. (Call)	Aug-16/$48.58	$23,400	$24,549
Continental Resources, Inc. (Call)	Aug-16/45.58	13,100	36,192
Enterprise Products Partners LP (Put)	Aug-16/24.77	4,880	2,510
EOG Resources, Inc. (Put)	Aug-16/73.26	1,650	3,539
Pioneer Natural Resources Co. (Put)	Aug-16/145.31	830	4,383
Range Resources Corp. (Put)	Aug-16/37.33	3,240	6,644
Weatherford International PLC (Call)	Aug-16/6.03	12,154	8,119

Total			$85,936

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $30,068,746.
(b)	The aggregate identified cost on a tax basis is $32,548,392, resulting in gross unrealized appreciation and depreciation of $1,515,265 and $531,374, respectively, or net unrealized appreciation of $983,891.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$721,705	$14,420,868	$14,778,211	$1,204	$364,362
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $3,366,315, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,369,107.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,415,894 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.6%
	United Kingdom	9.4
	Canada	9.3
	France	4.7
	Italy	3.3
	Norway	2.2
	Spain	0.6
	Other	0.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $174,239 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$27,947,073	$338,993	$—
Financials	568,440	—	—
Utilities	947,094	—	—
Total common stocks	29,462,607	338,993	—
Warrants	—	6	—
Short-term investments	364,362	3,366,315	—

Totals by level	$29,826,969	$3,705,314	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(31,612)	$—
Written options outstanding	—	(85,936)	—

Totals by level	$—	$(117,548)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	151,444	183,056
Equity contracts	6	85,936

Total	$151,450	$268,992

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written equity option contracts (contract amount)		$18,000
Forward currency contracts (contract amount)		$21,200,000
Warrants (number of warrants)		54,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	2,481	43,852	80	—	—	13,663	52,680	4,176	26,686	7,826	—	151,444
	Purchased options#	—	—	—	—	—	—	—	—	—	—	—	—

	Total Assets	$2,481	$43,852	$80	$—	$—	$13,663	$52,680	$4,176	$26,686	$7,826	$—	$151,444

	Liabilities:
	Forward currency contracts#	55,927	561	—	1,844	21,161	4,519	16,780	—	59,902	22,134	228	183,056
	Written options#	—	—	—	—	—	—	85,936	—	—	—	—	85,936

	Total Liabilities	$55,927	$561	$—	$1,844	$21,161	$4,519	$102,716	$—	$59,902	$22,134	$228	$268,992

	Total Financial and Derivative Net Assets	$(53,446)	$43,291	$80	$(1,844)	$(21,161)	$9,144	$(50,036)	$4,176	$(33,216)	$(14,308)	$(228)	$(117,548)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(53,446)	$43,291	$80	$(1,844)	$(21,161)	$9,144	$(50,036)	$4,176	$(33,216)	$(14,308)	$(228)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016